Deconsolidation of Ceibs Publishing Group - Schedule of Deconsolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 15, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deconsolidated Balance Sheet [Line Items]
Cash and cash equivalents		¥ 417,920		$ 57,255	¥ 320,489	¥ 432,007
Accounts receivable, net		19,386		2,656	32,790
Prepaid expenses and other current assets		35,791		4,903	12,028
Property, equipment and software, net		15,175		2,079	23,402
Intangible assets, net		7,069		968	12,720
Goodwill		163,837		22,446	164,113
Operating lease right-of-use assets, net		25,655		3,515	34,997
Other non-current assets		20,349		2,788	22,265
Accounts payable		(7,389)		(1,013)	(17,855)
Deferred Revenue, Current		(125,428)		(17,184)	(188,485)
Other payable and accrued liabilities		(72,028)		(9,867)	(89,937)
Operating lease liabilities, current		(8,966)		(1,228)	(15,818)
Operating lease liabilities, non-current		(17,458)		(2,392)	(20,257)
Deferred revenue, non-current		(57,710)		(7,906)	(58,952)
Non-controlling interests					(34,887)
Carrying net liabilities of CEIBS Publishing Group at deconsolidation		(594,706)		$ (81,474)	¥ (772,158)
Gain on deconsolidation of CEIBS Publishing Group		¥ 78,760	$ 10,790
CEIBS Publishing Group [Member]
Deconsolidated Balance Sheet [Line Items]
Cash and cash equivalents	¥ 30,767
Accounts receivable, net	10,928
Prepaid expenses and other current assets	383
Property, equipment and software, net	2,170
Intangible assets, net	70
Goodwill	276
Operating lease right-of-use assets, net	6,005
Other non-current assets	1,806
Accounts payable	(7,755)
Deferred Revenue, Current	(53,437)
Other payable and accrued liabilities	(11,780)
Operating lease liabilities, current	(4,022)
Operating lease liabilities, non-current	(2,117)
Deferred revenue, non-current	(12,491)
Non-controlling interests	(34,587)
Carrying net liabilities of CEIBS Publishing Group at deconsolidation	(73,784)
Fair value of 39% CEIBS Publishing Group after deconsolidation	4,976
Gain on deconsolidation of CEIBS Publishing Group	¥ (78,760)